Retirement Benefits - Schedule of One Percentage Point Change in Assumptions Effects on Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Effect of one percentage point decrease on net periodic benefit expense components	$ 22.9
Effect of one percentage point increase on net periodic benefit expense components	(19.7)
Effect of one percentage point decrease on projected benefit obligation	193.5
Effect of one percentage point increase on projected benefit obligation	(161.7)
Effect of one percentage point decrease on net periodic pension benefit expense components	12.4
Effect of one percentage point increase on net periodic pension benefit expense components	(12.4)
Effect of one percentage point decrease on net periodic medical and life benefit expense	(0.5)
Effect of one percentage point increase on net periodic medical and life benefit expense	0.5
Effect of one percentage point decrease on accumulated benefit obligation	(2.0)
Effect of one percentage point increase on accumulated benefit obligation	$ 2.2